Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Schedule of Changes in Taxes, Civil and Labor Provisions

Description	Provisions for return of aircraft and engines	Provisions for tax, civil and labor risks	Provisions for onerous contract	Provisions for post-employment benefit	Total

Balance at December 31, 2018	669,041	80,983	—	—	750,024

Addition of provision	139,652	100,241	1,129,866	—	1,369,759
Write-offs and/or payments		(93,718)	(333,420)	—	(427,138)
Interest incurred	67,366	—	18,633	—	85,999
Foreing exchanges variations	28,036	—	6,672	—	34,708

Balance at December 31, 2019	904,095	87,506	821,751	—	1,813,352

Business combination – Azul Conecta	—	1,688	—	—	1,688
Additions	304,594	183,014	362,426	9,921	859,955
Write-offs and/or payments	(118,504)	(116,394)	(262,946)	—	(497,844)
Interest incurred	84,939	—	206,011	687	291,637
Changes in assumptions	—	—	—	(655)	(655)
Foreing exchanges variations	161,062	—	213,280	—	374,342
Balance at December 31, 2020	1,336,186	155,814	1,340,522	9,953	2,842,475

Current	106,944	—	746,866	—	853,810
Non-current	1,229,242	155,814	593,656	9,953	1,988,665

Schedule of Provision for tax civil and labor risks
The Company's Management believes that the provision for tax, civil and labor risks, established in accordance with IAS 37 – Provisions, Contingent Liabilities and Contingent Assets, is sufficient to cover probable losses on administrative and judicial proceedings. The balances of the proceedings with estimates of probable and possible losses are shown below:

	Probable loss		Possible loss
	December 31,		December 31,
Description	2020	2019	2020	2019

Tax	2,858	2,024	154,640	116,074
Civil	104,915	45,067	43,347	77,360
Labor	48,041	40,415	114,524	123,119
	155,814	87,506	312,511	316,553

Schedule of Provision for post-employment benefit
The Company offers its employees a health care plan that, as a result of complying with current legislation, generates post-employment benefit obligations. The changes of actuarial assets and liabilities related to the post-employment benefit, prepared based on an actuarial report, are presented below:

December 31, 2020

Actuarial liabilities at the 12.31.19	—

Current service cost recognized in result	9,921
Cost of interest recognized in result	687
Effect of change in financial assumptions	(962)
Effect of plan experience	307
Actuarial liabilities at the 12.31.20	9,953

December 31, 2020

Actuarial assumptions
Weighted average of assumptions to determine the defined benefit obligation
Nominal discount rate p.a.	7.43%
Actual discount rate p.a.	3.80%
Estimated inflation rate in the long term p.a.	3.50%
HCCTR – Average nominal inflation rate p.a.	6.60%
HCCTR – Actual nominal inflation rate p.a.	3.00%
Mortality table	AT-2000 downrated in 10%